T. ROWE PRICE HEDGED EQUITY ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares/Par	$ Value
(Cost and value in $000s)

COMMON STOCKS 11.9%
COMMUNICATION SERVICES 0.7%
Diversified Telecommunication Services 0.3%
AT&T	1,324	38
Verizon Communications	1,325	67
		105
Entertainment 0.1%
Electronic Arts	90	18
		18
Interactive Media & Services 0.0%
Alphabet, Class C	45	13
		13
Wireless Telecommunication Services 0.3%
T-Mobile US	442	93
		93
Total Communication Services		229
CONSUMER DISCRETIONARY 0.8%
Hotels, Restaurants & Leisure 0.3%
Booking Holdings	1	4
Domino's Pizza	14	5
McDonald's	252	79
		88
Specialty Retail 0.5%
AutoZone (1)	13	44
Home Depot	16	5
Lowe's	143	34
O'Reilly Automotive (1)	546	50
TJX	344	55
		188
Total Consumer Discretionary		276
CONSUMER STAPLES 1.0%
Beverages 0.2%
Coca-Cola	611	46
Keurig Dr Pepper	675	18
PepsiCo	155	24
		88
Consumer Staples Distribution & Retail 0.1%
Walmart	180	23
		23

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Food Products 0.1%
Ingredion	233	26
		26
Household Products 0.4%
Colgate-Palmolive	834	71
Procter & Gamble	484	70
		141
Tobacco 0.2%
Philip Morris International	348	58
		58
Total Consumer Staples		336
ENERGY 0.7%
Oil, Gas & Consumable Fuels 0.7%
ConocoPhillips	340	45
EOG Resources	347	50
Exxon Mobil	597	101
Williams	353	26
Total Energy		222
FINANCIALS 1.7%
Capital Markets 0.4%
Cboe Global Markets	162	45
CME Group	249	74
		119
Financial Services 0.5%
Berkshire Hathaway, Class B (1)	105	50
Mastercard, Class A	141	71
Visa, Class A	199	60
		181
Insurance 0.8%
Allstate	255	53
Arthur J. Gallagher	38	8
Chubb	273	89
Hartford Insurance Group	164	22
Marsh & McLennan	244	42
Progressive	145	29
Travelers	86	25
		268
Total Financials		568
HEALTH CARE 1.8%
Biotechnology 0.4%
AbbVie	109	24

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Gilead Sciences	555	77
Regeneron Pharmaceuticals	35	27
United Therapeutics (1)	37	22
Vertex Pharmaceuticals (1)	6	2
		152
Health Care Equipment & Supplies 0.2%
Intuitive Surgical (1)	7	3
Medtronic	352	31
ResMed	112	25
		59
Health Care Providers & Services 0.7%
Cardinal Health	65	14
Cencora	288	91
Encompass Health	159	15
McKesson	101	87
UnitedHealth Group	88	24
		231
Pharmaceuticals 0.5%
Eli Lilly	9	8
Johnson & Johnson	306	75
Merck	668	80
Zoetis	80	10
		173
Total Health Care		615
INDUSTRIALS & BUSINESS SERVICES 0.9%
Aerospace & Defense 0.2%
Lockheed Martin	62	37
Northrop Grumman	44	30
		67
Commercial Services & Supplies 0.4%
Republic Services	203	45
Waste Connections	329	53
Waste Management	191	44
		142
Electrical Equipment 0.0%
AMETEK	51	11
		11
Ground Transportation 0.0%
CSX	305	12
		12

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Machinery 0.1%
Parker-Hannifin	8	7
Xylem	70	9
		16
Professional Services 0.2%
Automatic Data Processing	95	19
SS&C Technologies Holdings	302	21
Verisk Analytics	138	26
		66
Total Industrials & Business Services		314
INFORMATION TECHNOLOGY 3.0%
Communications Equipment 0.7%
Arista Networks (1)	234	29
Ciena (1)	47	18
Cisco Systems	867	67
F5 (1)	113	33
Motorola Solutions	223	97
		244
Electronic Equipment, Instruments & Components 0.5%
Amphenol, Class A	399	50
TE Connectivity	202	42
Teledyne Technologies (1)	112	68
		160
IT Services 0.4%
Accenture, Class A	121	24
Cognizant Technology Solutions, Class A	372	23
International Business Machines	150	36
VeriSign	136	34
		117
Semiconductors & Semiconductor Equipment 0.2%
NVIDIA	398	69
Texas Instruments	55	11
		80
Software 1.1%
Cadence Design Systems (1)	57	16
Check Point Software Technologies (1)	133	19
Fortinet (1)	436	36
Intuit	101	44
Microsoft	195	72
Oracle	14	2
Palo Alto Networks (1)	203	32
PTC (1)	230	33

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
Roper Technologies	108	38
Salesforce.com	107	20
ServiceNow (1)	478	50
Workday (1)	52	7
		369
Technology Hardware, Storage & Peripherals 0.1%
Apple	44	11
NetApp	106	11
		22
Total Information Technology		992
MATERIALS 0.1%
Chemicals 0.1%
Linde	59	30
		30
Metals & Mining 0.0%
Newmont	113	12
		12
Total Materials		42
REAL ESTATE 0.1%
Health Care REITs 0.0%
Welltower, REIT	69	13
		13
Specialized REITs 0.1%
Equinix, REIT	9	9
Public Storage, REIT	40	11
		20
Total Real Estate		33
UTILITIES 1.1%
Electric Utilities 0.6%
Duke Energy	648	84
Evergy	439	36
Southern	403	39
Xcel Energy	452	36
		195
Gas Utilities 0.1%
Atmos Energy	102	19
		19
Multi-Utilities 0.4%
Ameren	303	33
CMS Energy	553	43
Consolidated Edison	185	21

T. ROWE PRICE HEDGED EQUITY ETF

	Shares/Par	$ Value
(Cost and value in $000s)
DTE Energy	208	31
WEC Energy Group	53	6
		134
Total Utilities		348
Total Common Stocks (Cost $4,017)		3,975
EXCHANGE-TRADED FUNDS 79.0%
Exchange-Traded Funds 79.0%
T. Rowe Price U.S. Equity Research ETF, 0.73% (2)(3)(4)	644,777	26,372
Total Exchange-Traded Funds (Cost $25,398)		26,372
SHORT-TERM INVESTMENTS 8.5%
Money Market Funds 7.3%
T. Rowe Price Government Reserve Fund, 3.71% (3)(5)	2,423,556	2,424
U.S. Treasury Obligations 1.2%
U.S. Treasury Bills, 3.63%, 4/23/26 (6)	115,000	115
U.S. Treasury Bills, 3.62%, 4/30/26 (6)	120,000	119
U.S. Treasury Bills, 3.62%, 5/7/26 (6)	81,000	81
U.S. Treasury Bills, 3.62%, 6/4/26 (6)	80,000	79
U.S. Treasury Bills, 3.63%, 6/23/26 (6)	20,000	20
		414
Total Short-Term Investments (Cost $2,838)		2,838
SECURITIES LENDING COLLATERAL 1.7%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1.7%
Money Market Funds 1.7%
T. Rowe Price Treasury Reserve Fund, 3.68% (3)(5)	579,150	579
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		579
Total Securities Lending Collateral (Cost $579)		579

T. ROWE PRICE HEDGED EQUITY ETF

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.5%
Exchange-Traded Options Purchased 0.5%

Description	Contracts	Notional Amount	$ Value
S&P 500 Index, Put, 1/15/27 @ $6,100 (1)	2	1,306	57
S&P 500 Index, Put, 2/19/27 @ $5,900 (1)	2	1,306	51
S&P 500 Index, Put, 3/19/27 @ $5,800 (1)	2	1,306	50
Total Exchange-Traded Options Purchased (Cost $127)			158
Total Options Purchased (Cost $127)			158

Total Investments in Securities 101.6% of Net Assets (Cost $32,959)	$33,922
Other Assets Less Liabilities (1.6%)	(547)
Net Assets 100.0%	$33,375

‡	Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	SEC 30-day yield
(3)	The underlying fund is an affiliated company. Additional information about the underlying fund including the financial statements and portfolio holdings is available by calling 1-877-495-1138 and at www.troweprice.com.
(4)	All or a portion of this security is on loan at March 31, 2026.
(5)	Seven-day yield
(6)	At March 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ETF	Exchange-Traded Fund
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE HEDGED EQUITY ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Short, 21 E-mini S&P 500 contracts	06/26	(7,044)	$144
Long, 38 U.S. Treasury Notes ten year contracts	06/26	4,306	(86)
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$58

T. ROWE PRICE HEDGED EQUITY ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price U.S. Equity Research ETF	$407	$(1,653)	$—
T. Rowe Price Government Reserve Fund	—	—	20
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$407#	$(1,653)	$20+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price U.S. Equity Research ETF	$27,584	2,798	2,357	$26,372
T. Rowe Price Government Reserve Fund	2,204	¤	¤	2,424
T. Rowe Price Treasury Reserve Fund	—	¤	¤	579
	Total			$29,375^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying funds represented $0 of the net realized gain (loss).
+	Investment income comprised $20 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $28,401.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HEDGED EQUITY ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Hedged Equity ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE HEDGED EQUITY ETF

Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,975	$—	$—	$3,975
Exchange-Traded Funds	26,372	—	—	26,372
Short-Term Investments	2,424	414	—	2,838
Securities Lending Collateral	579	—	—	579
Options Purchased	—	158	—	158
Total	33,350	572	—	33,922
Futures Contracts*	144	—	—	144
Total	$33,494	$572	$—	$34,066
Liabilities
Futures Contracts*	$86	$—	$—	$86

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the

T. ROWE PRICE HEDGED EQUITY ETF

markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1177-054Q1
03/26